Retirement Benefit Schemes - Summary of Principal Schemes Used (Details)	12 Months Ended
Dec. 31, 2018
United Kingdom
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	S2PA (YOB) with the CMI (2017) improvement model with a 1.25% long term improvement rate (2017: CMI (2016))
United States
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	RP-2018 mortality tables without collar or amounts adjusted projected with MP-2018 generational projection (2017: RP-2017 and MP-2017)
Germany
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	RT Heubeck 2018 G (2017: Heubeck 2005 G)
Canada
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	CPM-2014 Private Table (both years)
Netherlands
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	AG Prognosetafel 2018 (2017: AG Prognosetafel 2016)
Switzerland
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)